PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (86,947)	$ (58,224)	$ (14,294)
Property and equipment, net	3,330,837	2,429,035	1,078,404
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 998,754	$ 782,576	584,592
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	20 years	20 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 87,000	$ 99,700	26,000
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	15 years	15 years
Well Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,332,030	$ 1,604,983	$ 482,106